Share-Based Payments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Option Activity
The following tables present information concerning outstanding stock options issued by currency:

Year ended	March 31, 2025		March 31, 2024
	Number of stock options	Weighted average exercise price (CAD)	Number of stock options	Weighted average exercise price (CAD)
		$		$
Beginning balance	3,320,696	3.22	3,400,696	3.23
Forfeited	(105,769)	3.24	(57,250)	3.32
Expired	(479,861)	2.79	(22,750)	3.71
Ending balance	2,735,066	3.29	3,320,696	3.22
Exercisable at year end	2,036,314	3.31	1,932,064	3.34

14. SHARE-BASED PAYMENTS (CONT’D)

Year ended	March 31, 2025		March 31, 2024
	Number of stock options	Weighted average exercise price (USD)	Number of stock options	Weighted average exercise price (USD)
		$		$
Beginning balance	1,016,575	2.55	1,084,175	2.55
Forfeited	(42,250)	2.58	(52,100)	2.44
Expired	(162,250)	2.60	(13,000)	3.23
Exercised	—	—	(2,500)	1.67
Ending balance	812,075	2.53	1,016,575	2.55
Exercisable at year end	552,157	2.52	509,525	2.66

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
The following tables summarize the number of stock options outstanding by currency, exercise price and the weighted average remaining exercise period, expressed in number of years:

As at	March 31, 2025		March 31, 2024
Exercise price range (CAD)	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.90 to 2.55	448,632	4.64	730,264	4.48
2.56 to 2.96	285,000	0.71	295,000	1.63
2.97 to 3.30	1,142,434	5.89	1,316,432	7.12
3.31 to 3.95	483,000	3.32	550,000	4.47
3.96 to 4.55	376,000	3.46	429,000	4.59
	2,735,066	4.36	3,320,696	5.29

As at	March 31, 2025		March 31, 2024
Exercise price range (USD)	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.67 to 2.25	115,000	5.23	165,000	6.23
2.26 to 2.75	554,825	6.09	624,825	7.15
2.76 to 3.44	142,250	4.01	226,750	4.96
	812,075	5.61	1,016,575	6.52

Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments
The following table presents information concerning the outstanding number of DSUs for the respective years:

Year ended	March 31,
	2025	2024
Beginning balance	1,178,080	666,974
Granted to non-employee directors	400,696	280,100
Granted to employees	—	304,688
Settled	(107,637)	(73,682)
Ending balance	1,471,139	1,178,080

The following table presents information concerning the outstanding number of RSUs for the respective years:

Year ended	March 31,
	2025	2024
Beginning balance	349,700	181,498
Granted	1,935,286	349,700
Forfeited	(13,189)	—
Settled	(116,566)	(181,498)
Ending balance	2,155,231	349,700

The following table presents information concerning the outstanding number of PSUs for the respective years:

Year ended	March 31,
	2025	2024
Beginning balance	2,156,527	855,383
Granted	1,510,468	1,349,752
Forfeited	(504,416)	(48,608)
Settled	(89,712)	—
Ending balance	3,072,867	2,156,527

Summary of Share based Compensation
Total share-based compensation expense for the years ended March 31, 2025 and 2024 is summarized as follows:

Year ended	March 31,
	2025	2024
	$	$
Stock options	200	594
Share purchase plan – employer contribution	1,333	1,394
Share-based compensation granted on business acquisitions (a)	1,683	2,099
DSUs	722	600
RSUs	1,122	363
PSUs	283	1,207
	5,343	6,257

(a) Excludes the portion of the contingent consideration adjustment to be settled in shares (note 20).